UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      February 14, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             30
                                               -------------

Form 13F Information Table Value Total:           $ 197,985
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


                                                 Form 13F INFORMATION TABLE

                                                       VALUE      SHRS OR       SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS  CUSIP   (x1000)     PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
---------------------------   --------------  -----   -------     -------      ---  ----  ----------  --------  ----  ------   ----
ADELPHIA COMMUNICATIONS                COM     006848105   9,354    300,000     SH             SOLE             300,000

AMERICAN TELEPHONE & TELEGRAPH CORP    COM     001957109   5,442    300,000     SH             SOLE             300,000

AMERICAN TOWER CORP - CL A             COM     029912201   1,421    150,000     SH             SOLE             150,000

AT&T WIRELESS SERVICES                 COM     00209A106   5,748    400,000     SH             SOLE             400,000

BELLSOUTH CORP                         COM     079860102   7,630    200,000     SH             SOLE             200,000

BROCADE COMMUNICATIONS SYS             COM     111621108   3,312    100,000     SH             SOLE             100,000

CABLEVISION SYSTEMS CORP - CL A        COM     12686C109   8,304    175,000     SH             SOLE             175,000

CHECK POINT SOFTWARE TECH              COM     M22465104   4,687    117,500     SH             SOLE             117,500

CLEAR CHANNEL COMMUNICATIONS           COM     184502102   8,909    175,000     SH             SOLE             175,000

COMCAST CORP - CL A SPECIAL            COM     200300200   6,300    175,000     SH             SOLE             175,000

CSG SYSTEMS INTL INC                   COM     126349109   6,068    150,000     SH             SOLE             150,000

DOW JONES & COMPANY                    COM     260561105   2,737     50,000     SH             SOLE              50,000

ECHOSTAR COMMUNICATIONS - CL A         COM     278762109   6,868    250,000     SH             SOLE             250,000

GEMSTAR-TV GUIDE INTL INC              COM     36866W106   4,681    169,000     SH             SOLE             169,000

GENERAL ELECTRIC CO                    COM     369604103   6,012    150,000     SH             SOLE             150,000

GENERAL MOTORS - CLASS H               COM     370442832  13,905    900,000     SH             SOLE             900,000

IMS HEALTH INC                         COM     449934108   7,804    400,000     SH             SOLE             400,000

INTERPUBLIC GROUP COS INC              COM     460690100   5,347    181,000     SH             SOLE             181,000

KNIGHT RIDDER INC                      COM     499040103   6,525     100,500    SH             SOLE             100,500

LAMAR ADVERTISING CO                   COM     512815101   4,945     116,800    SH             SOLE             116,800

LIBERTY MEDIA CORP - A                 COM     530718105  15,400   1,100,000    SH             SOLE           1,100,000

MCGRAW HILL COMPANIES                  COM     580645109   3,049      50,000    SH             SOLE              50,000

MERCURY INTERACTIVE CORP               COM     589405109   6,626     195,000    SH             SOLE             195,000

NASDAQ 100 SHARES                      COM     631100104   2,918      75,000    SH             SOLE              75,000

QWEST COMM INTL                        COM     72346NAB7   4,946     350,000    SH             SOLE             350,000

TRIBUNE CO                             COM     749121109   8,422     225,000    SH             SOLE             225,000

USA NETWORKS                           COM     896047107   4,779     175,000    SH             SOLE             175,000

VERISIGN INC                           COM     902984103   7,608     200,000    SH             SOLE             200,000

VERIZON COMMUNICATIONS                 COM     92343 E102  8,306     175,000    SH             SOLE             175,000

VIACOM INC-  CL B                      COM     92343V104   9,934     225,000    SH             SOLE             225,000


